BALANCE SHEET COMPONENTS - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Prepaid insurance	$ 6,890	$ 7,459	$ 138
Prepaid software	2,224	2,564	279
Income tax receivable	494	494
Short-term deposits	570	448	55
Prepaid salary	476	279
Prepaid warrant	876	936
Other	475	566
Prepaid expenses and other current assets	$ 12,005	$ 12,746	$ 1,367